Borrowings (Tables)	12 Months Ended
Jun. 30, 2022
Borrowings
Schedule of borrowings
	Book value		Fair value
	06.30.2022	06.30.2021	06.30.2022	06.30.2021
Non-convertible notes	113,830	146,397	98,198	140,402
Bank loans and others	11,998	29,896	11,998	29,896
Bank overdrafts	13,968	15,270	13,968	15,270
Other borrowings	1,635	3,031	1,635	3,031
Total borrowings	141,431	194,594	125,799	188,599

Non-current	46,164	120,089
Current	95,267	74,505
Total	141,431	194,594

Schedule of maturity of the Group's borrowings
	06.30.2022	06.30.2021

Capital:
Less than one year (i)	92,086	70,963
Between 1 and 2 years	24,817	92,290
Between 2 and 3 years	16,532	21,529
Between 3 and 4 years	1,625	2,971
Between 4 and 5 years	1,675	2,796
More than 5 years	1,379	141
	138,114	190,690
Accrued interest:
Less than one year	3,181	3,542
Between 1 and 2 years	-	198
Between 2 and 3 years	63	21
Between 3 and 4 years	9	74
Between 4 and 5 years	64	10
More than 5 years	-	59
	3,317	3,904
	141,431	194,594

Schedule of evolution of borrowing
	06.30.2022	06.30.2021
Balance at the beginning of the year	194,594	1,031,529
Borrowings	31,004	93,534
Payment of borrowings	(45,286)	(153,450)
Collection / (payment) of short term loans, net	2,319	13,381
Interests paid	(16,178)	(33,680)
Accrued interests	13,067	27,162
Currency translation adjustment and exchange differences, net	32,074	(72,302)
Deconsolidation	-	(697,472)
Capitalized finance costs	-	767
Inflation adjustment	(69,598)	(15,141)
Reclassifications and other movements	(565)	266
Balance at the end of the year	141,431	194,594

Schedule of borrowing by type of fixed-rate and floating-rate
	06.30.2022
	Argentine Peso	Brazilian Reais	Uruguayan Peso	US Dollar	Total
Fixed rate:
Argentine Peso	24,579	-	-	-	24,579
Brazilian Reais	-	2,025	-	-	2,025
US Dollar	104,449	657	953	-	106,059
Subtotal fixed-rate borrowings	129,028	2,682	953	-	132,663
Floating rate:
Argentine Peso	418	-	-	-	418
Brazilian Reais	-	8,101	-	-	8,101
US Dollar	249	-	-	-	249
Subtotal floating rate borrowings	667	8,101	-	-	8,768
Total borrowings	129,695	10,783	953	-	141,431

	06.30.2021
	Argentine Peso	Brazilian Reais	Uruguayan Peso	US Dollar	Total
Fixed rate:
Argentine Peso	29,617	-	-	-	29,617
Brazilian Reais	-	9,209	-	-	9,209
US Dollar	138,744	80	1,172	82	140,078
Subtotal fixed-rate borrowings	168,361	9,289	1,172	82	178,904
Floating rate:
Argentine Peso	336	-	-	-	336
Brazilian Reais	-	11,699	-	-	11,699
US Dollar	3,324	-	-	331	3,655
Subtotal floating rate borrowings	3,660	11,699	-	331	15,690
Total borrowings	172,021	20,988	1,172	413	194,594

Schedule of debt issuances of the Group's borrowings
Entity	Class	Issuance / expansion date	Amount in original currency	Maturity date	Interest rate	Principal payment	Interest payment
CRESUD	Series XXVI	feb-18	USD 113.2	02/16/2023	6.50% n.a.	At expiration	Biannual
CRESUD	Series XXX	aug-20	USD 25	8/31/2023	2.00% n.a.	At expiration	Quarterly
CRESUD	Series XXXI	nov-20	USD 30.8	11/12/2023	9.00% n.a.	Annual payments since 2021	Quarterly
CRESUD	Series XXXII	nov-20	USD34.3	11/12/2022	9.00% n.a	At expiration	Quarterly
CRESUD	Series XXXIII	jul-21	USD18.8	07/06/2024	6.99% n.a	Annual payments since 2022	Biannual
CRESUD	Series XXXIV	jun-21	USD 35.7	6/30/2024	6.99% n.a.	Annual payments since 2022	Biannual
CRESUD	Series XXXV	sep-21	USD 35.7	6/30/2024	3.50% n.a.	Annual payments since 2023	Biannual
CRESUD	Series XXXVI	feb-22	USD 35.7	6/30/2024	2.00% n.a.	Annual payments since 2023	Biannual
CRESUD	Series XXXVII	jun-22	USD 24.4	6/30/2024	5.50% n.a.	At expiration	Biannual
BRASILAGRO	n/a	may-21	BRL 240	4/12/2028	IPCA + 5.3658%	50% April 2027 y 50% April 2028	Annual
FyO	Series I	oct-21	USD 12.3	10/22/2023	0.00%	At expiration	n/a
IRSA	Series I	nov-20	USD 3.1	03/1/2023	10.00% n.a.	At expiration	Quarterly
IRSA	Series VIII	nov-20	USD 31.7	11/12/2023	10.00% n.a.	33% in November 21, 33% in November 22, 34% in November 23	Quarterly
IRSA	Series IX	nov-20	USD 80.7	03/01/2023	10.00% n.a.	At expiration	Quarterly
IRSA	Series XI	mar-21	USD 15.81	03/01/2024	5.00% n.a.	At expiration	Biannual
IRSA	Series XII	mar-21	UVAs 53.78	03/31/2024	4.00% n.a.	At expiration	Biannual
IRSA	Series XIII	aug-21	USD 58.1	08/26/2024	3.90% n.a	Biannual	Quarterly